CUSTOMER AND SUPPLIER CONCENTRATION	12 Months Ended
Sep. 30, 2021
CUSTOMER AND SUPPLIER CONCENTRATION
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 15 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company had no such significant customer who account for greater than 10%of the company’s revenue for the fiscal year ended September 30, 2021 and 2020. The Company had one customer who accounted for more than 10% of total accounts receivable as of September 30, 2021, the customers had accounts receivable balance of $3,198,069 which represents 11.79% of total accounts receivable. The Company had two customers who accounted for more than 10% of total accounts receivable as of September 30, 2020, and the two customers had accounts receivable balance of $3,697,779 and $5,513,922 which represents 11.78% and 17.56% of total accounts receivable, respectively.

For the year ended September 30, 2021, three suppliers accounted for 34.69%, 27.32% and 10.51% of the Company’s total raw material purchase, respectively. The Company had two suppliers who accounted for more than 10% of total accounts payable as of September 30, 2021, the suppliers had accounts payable balance of $314,353 and $259,160 which represents 14.56% and 12.00% of total accounts payable, respectively. For the year ended September 30, 2020, the Company had 4 significant vendors collectively accounted for 70.10%. The Company had one supplier who accounted for more than 10% of total accounts payable as of September 30, 2020, the supplier had accounts payable balance of $7,008,387 which represents 67.70% of total accounts payable. The Company believes there are numerous other suppliers that could substitute the current significant vendors should they become unavailable or non-competitive.